BANK LOANS - Schedule of Principal Payments on Long-Term Borrowings (Details) - Dec. 31, 2023	CNY (¥)	USD ($)
Principal Payments on Long-Term Borrowings
2024	¥ 200,000	$ 28,169
2025	200,000	28,169
2026	56,600,000	7,971,944
Total	¥ 57,000,000	$ 8,028,282